Loans and other financial assets at amortized cost (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of loans and other financial assets at amortized cost [Abstract]
Details of loans and other financial assets at amortized cost
(1) Details of loans and other financial assets at amortized cost as of December 31, 2024 and 2025 are as follows (Unit: Korean Won in millions):

	December 31, 2024	December 31, 2025
Due from banks	2,630,604	2,674,644
Loans	386,069,294	398,706,030
Other financial assets	9,771,918	11,115,109

Total	398,471,816	412,495,783

Details of due from banks
(2)	Details of due from banks are as follows (Unit: Korean Won in millions):

	December 31, 2024	December 31, 2025
Due from banks in local currency:
Due from depository banks	200,366	531,542
Due from non-depository institutions	152	20,624
Due from the Korea Exchange	239,222	196,557
Others	72,314	407,445
Loss allowance	(4)	(408)

Sub-total	512,050	1,155,760

Due from banks in foreign currencies:
Due from banks on demand	177,886	149,839
Due from banks on time	193,654	276,498
Others	1,753,337	1,096,819
Loss allowance	(6,323)	(4,272)

Sub-total	2,118,554	1,518,884

Total	2,630,604	2,674,644

Details of restricted due from banks
(3)	Details of restricted due from banks are as follows (Unit: Korean Won in millions):

	Counterparty	December 31, 2024	Reason of restriction
Due from banks in local currency:
Others	Korea Federation of Savings Bank and others	77,835	Reserve deposits
Securities trading	Korea Securities Finance Corporation	238,445	Customer deposit refund reserve and futures trading margin and others

	Sub-total	316,280

Due from banks in foreign currencies:
Due from banks on demand	National Bank of Cambodia and others	169,064	Reserve deposits and others
Due from banks on time	National Bank of Cambodia	284	Usage deposits for fund settlement system and others
Others	BNP-PARIBAS, PAR and others	1,093,853	CSA collateral and others

	Sub-total	1,263,201

	Total	1,579,481

	Counterparty	December 31, 2025	Reason of restriction
Due from banks in local currency:
Others	Korea Federation of Savings Bank and others	248,704	Reserve deposits
Securities trading	Korea Exchange Co.,Ltd. and Korea Securities Finance Corporation and others	165,304	Customer deposit refund reserve and futures trading margin and others

	Sub-total	414,008

Due from banks in foreign currencies:
Due from banks on demand	National Bank of Cambodia and others	149,279	Reserve deposits and others
Due from banks on time	Toronto Dominion Bank, New York, and others	129,141	Federal Reserve Discount Window
Others	GOLDMAN SACHS INTL., LON and others	775,829	CSA collateral and others

	Sub-total	1,054,249

	Total	1,468,257

Changes in the loss allowance and gross carrying amount of due from banks
(4) Changes in the loss allowance and gross carrying amount of due from banks are as follows (Unit: Korean Won in millions):
1) Allowance for credit losses

	For the year ended December 31, 2023
	Stage 1	Stage 2	Stage 3	Total
Beginning balance	(12,317)	—	—	(12,317)
Transfer to 12-month expected credit losses	—	—	—	—
Transfer to lifetime expected credit losses	—	—	—	—
Transfer to credit-impaired financial assets	—	—	—	—
Net provision of allowance for credit losses	(5,254)	—	—	(5,254)
Others (*)	1,725	—	—	1,725

Ending balance	(15,846)	—	—	(15,846)

(*)	Changes due to foreign currencies translation, etc

	For the year ended December 31, 2024
	Stage 1	Stage 2	Stage 3	Total
Beginning balance	(15,846)	—	—	(15,846)
Transfer to 12-month expected credit losses	—	—	—	—
Transfer to lifetime expected credit losses	—	—	—	—
Transfer to credit-impaired financial assets	—	—	—	—
Net reversal of allowance for credit losses	9,874	—	—	9,874
Others (*)	(355)	—	—	(355)

Ending balance	(6,327)	—	—	(6,327)

(*)	Changes due to foreign currencies translation, etc

	For the year ended December 31, 2025
	Stage 1	Stage 2	Stage 3	Total
Beginning balance	(6,327)	—	—	(6,327)
Transfer to 12-month expected credit losses	—	—	—	—
Transfer to lifetime expected credit losses	—	—	—	—
Transfer to credit-impaired financial assets	—	—	—	—
Net reversal of allowance for credit losses	1,697	—	—	1,697
Others (*)	(50)	—	—	(50)

Ending balance	(4,680)	—	—	(4,680)

(*)	Changes due to foreign currencies translation, etc

Changes in gross carrying amount of due from banks
2) Gross carrying amount

	For the year ended December 31, 2023
	Stage 1	Stage 2	Stage 3	Total
Beginning balance	3,006,989	—	—	3,006,989
Transfer to 12-month expected credit losses	—	—	—	—
Transfer to lifetime expected credit losses	—	—	—	—
Transfer to credit-impaired financial assets	—	—	—	—
Net decrease	(1,154,265)	—	—	(1,154,265)
Changes due to business combinations	113,000	—	—	113,000
Others (*)	695	—	—	695

Ending balance	1,966,419	—	—	1,966,419

(*)	Changes due to foreign currencies translation, etc .

	For the year ended December 31, 2024
	Stage 1	Stage 2	Stage 3	Total
Beginning balance	1,966,419	—	—	1,966,419
Transfer to 12-month expected credit losses	—	—	—	—
Transfer to lifetime expected credit losses	—	—	—	—
Transfer to credit-impaired financial assets	—	—	—	—
Net increase	390,154	—	—	390,154
Changes due to business combinations	165,476	—	—	165,476
Others (*)	114,882	—	—	114,882

Ending balance	2,636,931	—	—	2,636,931

(*)	Changes due to foreign currencies translation, etc .

	For the year ended December 31, 2025
	Stage 1	Stage 2	Stage 3	Total
Beginning balance	2,636,931	—	—	2,636,931
Transfer to 12-month expected credit losses	—	—	—	—
Transfer to lifetime expected credit losses	—	—	—	—
Transfer to credit-impaired financial assets	—	—	—	—
Net decrease	(758,983)	—	—	(758,983)
Changes due to business combinations	807,306	—	—	807,306
Others (*)	(5,930)	—	—	(5,930)

Ending balance	2,679,324	—	—	2,679,324

(*)	Changes due to foreign currencies translation, etc .

Details of loans
(5)	Details of loans are as follows (Unit: Korean Won in millions):

	December 31, 2024	December 31, 2025
Loans in local currency	315,597,374	322,659,399
Loans in foreign currencies	33,166,984	32,375,735
Domestic banker’s usance	2,803,761	2,647,891
Credit card accounts	12,488,523	13,960,884
Bills bought in foreign currencies	4,328,404	4,396,122
Bills bought in local currency	224,835	82,657
Factoring receivables	5,994	6,315
Advances for customers on guarantees	9,814	12,602
Private placement bonds	444,900	669,431
Securitized loans	3,300,876	3,325,383
Call loans	1,847,376	2,430,625
Bonds purchased under resale agreements	10,551,018	14,598,594
Financial lease receivables	1,106,912	991,331
Installment financial bond	2,620,534	2,429,860
Securities Lending Receivable	—	445,960
Others	—	2,257
Loan origination costs and fees	938,886	926,343
Discounted present value	(9,272)	(9,107)
Allowance for credit losses	(3,357,625)	(3,246,252)

Total	386,069,294	398,706,030

Changes in allowance for credit losses of loans
(6)	Changes in the loss allowance of loans are as follows (Unit: Korean Won in millions):

	For the year ended December 31, 2023
	Consumers			Corporates
	Stage 1	Stage 2	Stage 3	Stage 1	Stage 2	Stage 3	Credit impairment model
Beginning balance	(147,876)	(128,089)	(241,942)	(453,621)	(818,234)	(241,465)	(27)
Transfer to 12-month expected credit losses	(25,553)	22,750	2,803	(190,665)	190,047	618	—
Transfer to lifetime expected credit losses	10,881	(12,892)	2,011	28,452	(36,229)	7,777	—
Transfer to credit-impaired financial assets	7,085	24,577	(31,662)	17,959	33,272	(51,231)	—
Net reversal(provision) of allowance for credit losses	(41,029)	(41,105)	(340,607)	(361,735)	(153,392)	(515,711)	(1,011)
Recovery	—	—	(65,639)	—	—	(44,043)	—
Charge-off	—	—	301,995	—	—	298,665	—
Disposal	18	419	114,643	266	512	172,519	949
Interest income from impaired loans	—	—	15,553	—	—	19,341	—
Others	(371)	338	22,000	11,656	21,380	(10,173)	—

Ending balance	(196,845)	(134,002)	(220,845)	(947,688)	(762,644)	(363,703)	(89)

	For the year ended December 31, 2023
	Credit card accounts			Total
	Stage 1	Stage 2	Stage 3	Stage 1	Stage 2	Stage 3	Credit impairment model
Beginning balance	(71,139)	(127,814)	(103,946)	(672,636)	(1,074,137)	(587,353)	(27)
Transfer to 12-month expected credit losses	(30,312)	30,198	114	(246,530)	242,995	3,535	—
Transfer to lifetime expected credit losses	6,894	(7,420)	526	46,227	(56,541)	10,314	—
Transfer to credit-impaired financial assets	748	2,381	(3,129)	25,792	60,230	(86,022)	—
Net reversal(provision) of allowance for credit losses	(3,864)	(15,457)	(338,618)	(406,628)	(209,954)	(1,194,936)	(1,011)
Recovery	—	—	(33,710)	—	—	(143,392)	—
Charge-off	—	—	306,005	—	—	906,665	—
Disposal	—	—	39,360	284	931	326,522	949
Interest income from impaired loans	—	—	—	—	—	34,894	—
Others	(61)	—	—	11,224	21,718	11,827	—

Ending balance	(97,734)	(118,112)	(133,398)	(1,242,267)	(1,014,758)	(717,946)	(89)

	For the year ended December 31, 2024
	Consumers			Corporates
	Stage 1	Stage 2	Stage 3	Stage 1	Stage 2	Stage 3	Credit impairment model
Beginning balance	(196,845)	(134,002)	(220,845)	(947,688)	(762,644)	(363,703)	(89)
Transfer to 12-month expected credit losses	(27,467)	25,983	1,484	(76,352)	75,186	1,166	—
Transfer to lifetime expected credit losses	14,659	(17,333)	2,674	60,633	(63,280)	2,647	—
Transfer to credit-impaired financial assets	7,714	18,054	(25,768)	128,228	162,162	(290,390)	—
Net provision of allowance for credit losses	(28,741)	(43,686)	(378,285)	(107,916)	(121,901)	(582,211)	(7,663)
Recovery	—	—	(61,554)	—	—	(36,318)	—
Charge-off	—	—	262,651	—	—	329,506	622
Disposal	1,442	2,032	75,603	23	6,675	297,533	837
Interest income from impaired loans	—	—	14,629	—	—	30,185	—
Others	908	637	49,286	(28,427)	4,156	(14,336)	(1,002)

Ending balance	(228,330)	(148,315)	(280,125)	(971,499)	(699,646)	(625,921)	(7,295)

	For the year ended December 31, 2024
	Credit card accounts			Total
	Stage 1	Stage 2	Stage 3	Stage 1	Stage 2	Stage 3	Credit impairment model
Beginning balance	(97,734)	(118,112)	(133,398)	(1,242,267)	(1,014,758)	(717,946)	(89)
Transfer to 12-month expected credit losses	(30,968)	30,740	228	(134,787)	131,909	2,878	—
Transfer to lifetime expected credit losses	8,951	(9,609)	658	84,243	(90,222)	5,979	—
Transfer to credit-impaired financial assets	1,196	2,400	(3,596)	137,138	182,616	(319,754)	—
Net provision of allowance for credit losses	(4,742)	(20,449)	(379,984)	(141,399)	(186,036)	(1,340,480)	(7,663)
Recovery	—	—	(24,021)	—	—	(121,893)	—
Charge-off	—	—	290,321	—	—	882,478	622
Disposal	—	—	91,625	1,465	8,707	464,761	837
Interest income from impaired loans	—	—	—	—	—	44,814	—
Others	—	—	—	(27,519)	4,793	34,950	(1,002)

Ending balance	(123,297)	(115,030)	(158,167)	(1,323,126)	(962,991)	(1,064,213)	(7,295)

	For the year ended December 31, 2025
	Consumers			Corporates
	Stage 1	Stage 2	Stage 3	Stage 1	Stage 2	Stage 3	Credit impairment model
Beginning balance	(228,330)	(148,315)	(280,125)	(971,499)	(699,646)	(625,921)	(7,295)
Transfer to 12-month expected credit losses	(34,745)	33,583	1,162	(88,031)	80,756	7,275	—
Transfer to lifetime expected credit losses	17,032	(19,243)	2,211	36,659	(49,487)	12,828	—
Transfer to credit-impaired financial assets	11,444	15,959	(27,403)	106,321	132,761	(239,082)	—
Net reversal (provision) of allowance for credit losses	22,945	(43,140)	(374,328)	(36,919)	52,189	(1,096,710)	(3,809)
Recovery	—	—	(45,352)	—	—	(47,208)	—
Charge-off	—	—	277,324	—	—	899,536	—
Disposal	23	1,638	92,299	24	3,736	300,492	7,002
Interest income from impaired loans	—	—	17,062	—	—	32,817	—
Changes due to business combinations	(2,536)	(184)	(13,979)	(22,505)	(26,471)	(32,605)	—
Others	9,578	2,239	34,898	19,332	25,461	98,717	(5,207)

Ending balance	(204,589)	(157,463)	(316,231)	(956,618)	(480,701)	(689,861)	(9,309)

	For the year ended December 31, 2025
	Credit card accounts			Total
	Stage 1	Stage 2	Stage 3	Stage 1	Stage 2	Stage 3	Credit impairment model
Beginning balance	(123,297)	(115,030)	(158,167)	(1,323,126)	(962,991)	(1,064,213)	(7,295)
Transfer to 12-month expected credit losses	(33,208)	32,833	375	(155,984)	147,172	8,812	—
Transfer to lifetime expected credit losses	9,750	(10,683)	933	63,441	(79,413)	15,972	—
Transfer to credit-impaired financial assets	2,156	3,191	(5,347)	119,921	151,911	(271,832)	—
Net reversal (provision) of allowance for credit losses	14,042	(14,140)	(467,418)	68	(5,091)	(1,938,456)	(3,809)
Recovery	—	—	(27,170)	—	—	(119,730)	—
Charge-off	—	—	386,448	—	—	1,563,308	—
Disposal	—	—	73,252	47	5,374	466,043	7,002
Interest income from impaired loans	—	—	—	—	—	49,879	—
Changes due to business combinations	—	—	—	(25,041)	(26,655)	(46,584)	—
Others	—	—	—	28,910	27,700	133,615	(5,207)

Ending balance	(130,557)	(103,829)	(197,094)	(1,291,764)	(741,993)	(1,203,186)	(9,309)

Changes in gross carrying amount of loans
(7) Changes in the gross carrying amount of loans are as follows (Unit: Korean Won in millions):

	For the year ended December 31, 2023
	Consumers			Corporates
	Stage 1	Stage 2	Stage 3	Stage 1	Stage 2	Stage 3	Credit impairment model
Beginning balance	131,328,377	14,020,582	564,057	179,552,435	9,486,297	625,998	313,717
Transfer to 12-month expected credit losses	4,038,074	(4,024,039)	(14,035)	2,214,045	(2,209,035)	(5,010)	—
Transfer to lifetime expected credit losses	(6,406,254)	6,422,979	(16,725)	(4,944,087)	4,971,596	(27,509)	—
Transfer to credit-impaired financial assets	(263,965)	(173,536)	437,501	(582,131)	(242,382)	824,513	—
Charge-off	—	—	(301,995)	—	—	(298,665)	—
Disposal	(63)	(491)	(218,965)	(18,149)	(719)	(404,876)	(152,024)
Net increase(decrease)	4,115,668	(1,531,099)	192,248	12,389,915	(1,384,370)	142,393	606,794
Changes due to business combinations	1,144	—	—	—	—	—	—

Ending balance	132,812,981	14,714,396	642,086	188,612,028	10,621,387	856,844	768,487

	For the year ended December 31, 2023
	Credit card accounts			Total
	Stage 1	Stage 2	Stage 3	Stage 1	Stage 2	Stage 3	Credit impairment model
Beginning balance	9,115,460	1,066,380	179,410	319,996,272	24,573,259	1,369,465	313,717
Transfer to 12-month expected credit losses	343,929	(343,765)	(164)	6,596,048	(6,576,839)	(19,209)	—
Transfer to lifetime expected credit losses	(411,467)	412,222	(755)	(11,761,808)	11,806,797	(44,989)	—
Transfer to credit-impaired financial assets	(40,236)	(20,039)	60,275	(886,332)	(435,957)	1,322,289	—
Charge-off	—	—	(306,005)	—	—	(906,665)	—
Disposal	—	—	(73,107)	(18,212)	(1,210)	(696,948)	(152,024)
Net increase(decrease)	2,279,382	(131,187)	393,697	18,784,965	(3,046,656)	728,338	606,794
Changes due to business combinations	—	—	—	1,144	—	—	—

Ending balance	11,287,068	983,611	253,351	332,712,077	26,319,394	1,752,281	768,487

	For the year ended December 31, 2024
	Consumers			Corporates
	Stage 1	Stage 2	Stage 3	Stage 1	Stage 2	Stage 3	Credit impairment model
Beginning balance	132,812,981	14,714,396	642,086	188,612,028	10,621,387	856,844	768,487
Transfer to 12-month expected credit losses	4,575,673	(4,560,653)	(15,020)	2,276,379	(2,273,396)	(2,983)	—
Transfer to lifetime expected credit losses	(6,411,510)	6,439,154	(27,644)	(5,689,553)	5,698,302	(8,749)	—
Transfer to credit-impaired financial assets	(301,556)	(236,753)	538,309	(904,171)	(752,177)	1,656,348	—
Charge-off	—	—	(262,651)	—	—	(329,506)	(622)
Disposal	(43,168)	(45,410)	(329,255)	(134)	(72,244)	(951,160)	(351,530)
Net increase(decrease)	10,371,126	(1,246,832)	236,043	21,730,474	(1,796,231)	271,022	730,812

Ending balance	141,003,546	15,063,902	781,868	206,025,023	11,425,641	1,491,816	1,147,147

	For the year ended December 31, 2024
	Credit card accounts			Total
	Stage 1	Stage 2	Stage 3	Stage 1	Stage 2	Stage 3	Credit impairment model
Beginning balance	11,287,068	983,611	253,351	332,712,077	26,319,394	1,752,281	768,487
Transfer to 12-month expected credit losses	336,985	(336,651)	(334)	7,189,037	(7,170,700)	(18,337)	—
Transfer to lifetime expected credit losses	(539,512)	540,471	(959)	(12,640,575)	12,677,927	(37,352)	—
Transfer to credit-impaired financial assets	(57,937)	(21,408)	79,345	(1,263,664)	(1,010,338)	2,274,002	—
Charge-off	—	—	(290,321)	—	—	(882,478)	(622)
Disposal	—	—	(147,812)	(43,302)	(117,654)	(1,428,227)	(351,530)
Net increase(decrease)	145,281	(129,905)	386,703	32,246,881	(3,172,968)	893,768	730,812

Ending balance	11,171,885	1,036,118	279,973	358,200,454	27,525,661	2,553,657	1,147,147

	For the year ended December 31, 2025
	Consumers			Corporates
	Stage 1	Stage 2	Stage 3	Stage 1	Stage 2	Stage 3	Credit impairment model
Beginning balance	141,003,546	15,063,902	781,868	206,025,023	11,425,641	1,491,816	1,147,147
Transfer to 12-month expected credit losses	4,548,877	(4,532,512)	(16,365)	2,780,117	(2,768,089)	(12,028)	—
Transfer to lifetime expected credit losses	(6,379,394)	6,407,932	(28,538)	(4,527,298)	4,552,830	(25,532)	—
Transfer to credit-impaired financial assets	(304,313)	(255,404)	559,717	(1,038,594)	(669,202)	1,707,796	—
Charge-off	—	—	(277,324)	—	—	(899,536)	—
Disposal	(149)	(3,986)	(285,675)	(199)	(11,067)	(974,939)	(7,002)
Net increase(decrease)	7,451,142	(1,505,776)	184,053	2,706,477	(2,632,204)	329,175	(2,495)
Changes due to business combinations	700,146	130,549	14,436	5,761,606	265,660	100,959	—

Ending balance	147,019,855	15,304,705	932,172	211,707,132	10,163,569	1,717,711	1,137,650

	For the year ended December 31, 2025
	Credit card accounts			Total
	Stage 1	Stage 2	Stage 3	Stage 1	Stage 2	Stage 3	Credit impairment model
Beginning balance	11,171,885	1,036,118	279,973	358,200,454	27,525,661	2,553,657	1,147,147
Transfer to 12-month expected credit losses	428,406	(427,845)	(561)	7,757,400	(7,728,446)	(28,954)	—
Transfer to lifetime expected credit losses	(550,026)	551,422	(1,396)	(11,456,718)	11,512,184	(55,466)	—
Transfer to credit-impaired financial assets	(89,144)	(25,223)	114,367	(1,432,051)	(949,829)	2,381,880	—
Charge-off	—	—	(386,448)	—	—	(1,563,308)	—
Disposal	—	—	(126,253)	(348)	(15,053)	(1,386,867)	(7,002)
Net increase(decrease)	1,559,511	(834)	435,535	11,717,130	(4,138,814)	948,763	(2,495)
Changes due to business combinations	—	—	—	6,461,752	396,209	115,395	—

Ending balance	12,520,632	1,133,638	315,217	371,247,619	26,601,912	2,965,100	1,137,650

Details of other financial assets
(8) Details of other financial assets are as follows (Unit: Korean Won in millions):

	December 31, 2024	December 31, 2025
Cash Management Account asset(CMA asset)	120,000	115,000
Receivables	6,411,884	7,543,495
Accrued income	1,779,310	2,277,963
Telex and telephone subscription rights and refundable deposits	778,986	805,980
Domestic exchange settlement debit	441,992	273,249
Other assets	452,760	437,085
Allowance for credit losses	(213,014)	(337,663)

Total	9,771,918	11,115,109

Changes in allowance for credit losses on other financial assets
(9) Changes in the allowances for credit losses on other financial assets are as follows (Unit: Korean Won in millions):

	For the year ended December 31, 2023
	Stage 1	Stage 2	Stage 3	Total
Beginning balance	(4,178)	(9,133)	(125,869)	(139,180)
Transfer to 12-month expected credit losses	(388)	285	103	—
Transfer to lifetime expected credit losses	223	(246)	23	—
Transfer to credit-impaired financial assets	50	266	(316)	—
Net reversal (provision) of loss allowance	(3,141)	(8,235)	(10,829)	(22,205)
Charge-off	—	—	4,341	4,341
Disposal	—	—	2,597	2,597
Others	(1,585)	1	(249)	(1,833)

Ending balance	(9,019)	(17,062)	(130,199)	(156,280)

	For the year ended December 31, 2024
	Stage 1	Stage 2	Stage 3	Total
Beginning balance	(9,019)	(17,062)	(130,199)	(156,280)
Transfer to 12-month expected credit losses	(557)	493	64	—
Transfer to lifetime expected credit losses	372	(429)	57	—
Transfer to credit-impaired financial assets	1,202	5,355	(6,557)	—
Net reversal (provision) of loss allowance	(7,662)	(10,372)	(31,336)	(49,370)
Charge-off	1,224	—	5,275	6,499
Disposal	—	4	2,538	2,542
Others	(6,494)	(9)	(9,902)	(16,405)

Ending balance	(20,934)	(22,020)	(170,060)	(213,014)

	For the year ended December 31, 2025
	Stage 1	Stage 2	Stage 3	Total
Beginning balance	(20,934)	(22,020)	(170,060)	(213,014)
Transfer to 12-month expected credit losses	(918)	745	173	—
Transfer to lifetime expected credit losses	232	(272)	40	—
Transfer to credit-impaired financial assets	328	1,877	(2,205)	—
Net reversal (provision) of loss allowance	(6,941)	6,090	(140,939)	(141,790)
Charge-off	—	—	32,557	32,557
Disposal	—	—	1,343	1,343
Changes due to business combinations	1,220	(63)	215	1,372

Others	(242)	(13)	(17,876)	(18,131)

Ending balance	(27,255)	(13,656)	(296,752)	(337,663)

Changes in gross carrying amount of other financial assets
(10) Changes in the gross carrying amount of other financial assets are as follows (Unit: Korean Won in millions):

	For the year ended December 31, 2023
	Stage 1	Stage 2	Stage 3	Total
Beginning balance	8,886,721	21,454	78,502	8,986,677
Transfer to 12-month expected credit losses	14,252	(14,143)	(109)	—
Transfer to lifetime expected credit losses	(30,528)	30,559	(31)	—
Transfer to credit-impaired financial assets	(7,299)	(1,498)	8,797	—
Charge-off	—	—	(4,341)	(4,341)
Disposal	—	—	(3,318)	(3,318)
Net increase (decrease)	3,634,239	75,526	74,653	3,784,418
Changes due to business combinations	13,240	—	—	13,240

Ending balance	12,510,625	111,898	154,153	12,776,676

	For the year ended December 31, 2024
	Stage 1	Stage 2	Stage 3	Total
Beginning balance	12,510,625	111,898	154,153	12,776,676
Transfer to 12-month expected credit losses	22,084	(19,273)	(2,811)	—
Transfer to lifetime expected credit losses	(38,819)	38,881	(62)	—
Transfer to credit-impaired financial assets	(12,265)	(15,695)	27,960	—
Charge-off	(1,224)	—	(5,275)	(6,499)
Disposal	—	(7)	(3,034)	(3,041)
Net increase (decrease)	(3,048,051)	(16,550)	279,298	(2,785,303)
Changes due to business combinations	3,099	—	—	3,099

Ending balance	9,435,449	99,254	450,229	9,984,932

	For the year ended December 31, 2025
	Stage 1	Stage 2	Stage 3	Total
Beginning balance	9,435,449	99,254	450,229	9,984,932
Transfer to 12-month expected credit losses	17,359	(17,181)	(178)	—
Transfer to lifetime expected credit losses	(24,982)	25,043	(61)	—
Transfer to credit-impaired financial assets	(8,048)	(10,864)	18,912	—
Charge-off	—	—	(32,557)	(32,557)
Disposal	—	—	(1,493)	(1,493)
Net increase (decrease)	850,003	(18,324)	142,106	973,785
Changes due to business combinations	505,221	420	22,464	528,105

Ending balance	10,775,002	78,348	599,422	11,452,772